Contingencies	9 Months Ended
Sep. 30, 2023
Disclosure of contingent liabilities [abstract]
Contingencies	CONTINGENCIES
In the ordinary course of business, PEMEX is named in a number of lawsuits of various types. PEMEX evaluates the merit of each claim and assesses the likely outcome. PEMEX has not recorded provisions related to ongoing legal proceedings since an unfavorable resolution is not expected in such proceedings, with the exception of the proceeding described in further detail in this Note.
PEMEX is involved in various civil, tax, criminal, administrative, labor and commercial lawsuits and arbitration proceedings. The results of these proceedings are uncertain as of the date of these consolidated financial statements. As of September 30, 2023 and December 31, 2022, PEMEX had accrued a reserve of Ps. 16,801,108 and Ps. 10,533,137, respectively, for these contingent liabilities.
As of September 30, 2023, the current status of the principal lawsuits in which PEMEX is involved is as follows:

•On April 4, 2011, Pemex Exploration and Production was summoned before the Séptima Sala Regional Metropolitana (“Seventh Regional Metropolitan Court”) of the Tribunal Federal de Justicia Fiscal y Administrativa (“Tax and Administrative Federal Court”) in connection with an administrative claim (No. 4957/11-17-07-1) filed by EMS Energy Services de México, S. de R.L. de C.V. and Energy Maintenance Services Group I. LLC requesting that Pemex Exploration and Production’s termination of the public works contract be declared null and void. In a concurrent proceeding, the plaintiffs also filed an administrative claim (No. 13620/15-17-06) against Pemex Exploration and Production before the Sexta Sala Regional Metropolitana (“Sixth Regional Metropolitan Court”) of the Tax and Administrative Federal Court in Mexico City seeking damages totaling U.S.$193,713 related to the above-mentioned contract. Pemex Exploration and Production filed a response requesting the two administrative claims be joined in a single proceeding, which was granted. On April 30, 2019, a judgment was issued by the Segunda Seccion de la Sala Superior (“Second Section of the Superior Court”) in favor of Pemex Exploration and Production. On June 25, 2019, the plaintiffs filed an amparo (D.A. 397/2019) before the Tercer Tribunal Colegiado en Materia Administrativa del Primer Circuito (“Third Administrative Joint Court of the First Circuit”), which was granted. On March 12, 2020, Pemex Exploration and Production filed a motion to review against the resolution granting this amparo before the Third Administrative Joint Court of the First Circuit. On October 1, 2020, the Third Administrative Joint Court declared the resolution null and void, no amount was granted in favor of the plaintiffs, among others. On February 24, 2022, an amparo (350/2020) was granted in favor of EMS Energy Services de México, S. de R.L. On March 17, 2022, a motion was filed to draw the resolution by the Suprema Corte de Justicia de la Nación (Supreme Court of Justice of the Nation). On June 16, 2022 a resolution was issued in connection with the amparo 350/2020 stating that the plaintiffs partially proved their requests, and the resolution was declared null and void, among others. On August 1, 2022, a motion to review this resolution was filed and admitted (RF 574/2022) by the Third Administrative Joint Court of the First Circuit. On September 13, 2022, representations were made under the amparo (D.A. 539/2022) filed by the plaintiffs before such Court. As of the date of these condensed consolidated interim financial statements, a final resolution is still pending.

•On October 18, 2019, the Sala Regional Peninsular (“Regional Peninsular Court”) of the Tribunal Federal de Justicia Administrativa (“Federal Justice Administrative Court”) in Mérida, Yucatán summoned Pemex Exploration and Production in connection with a claim (91/19-16-01-9) filed by PICO México Servicios Petroleros, S. de R.L. de C.V. requesting that Pemex Exploration and Production’s termination of the public works contract (no. 428814828) be declared null and void and seeking U.S.$137,300 for expenses and related damages, among other claims. On December 12, 2019, Pemex Exploration and Production filed a response to this claim. On March 28, 2020, a notification dated February 10, 2020, was received in which the extended claim was admitted. On February 10, 2020, the expert appointed by the plaintiff was accepted. On February 18, 2020, an extension requested by the accounting expert appointed by Pemex Exploration and Production was accepted and his opinion was filed and ratified on August 11, 2020. On June 1, 2021, an independent expert was designated. On September 30, 2021, a resolution was issued, which declared that all evidence has been filed. On October 15, 2021, the parties filed their pleadings. On November 9, 2021, this stage closed. On June 8, 2022, the Regional Peninsular Court sent the file to the Superior Court due to the amount involved in this claim. On August 22, 2022, the Regional Peninsular Court was informed that the Superior Court refused to attract this claim and on December 2, 2022 it was notified that the amparo was denied. On December 8, 2022, a complaint was filed against this resolution, which as of this date is still pending to be admitted. The Regional Peninsular Court, through a resolution dated December 5, 2022, revoked the resolution admitting the extended claim and the pleadings. The plaintiff filed a motion against this resolution, which was notified to Pemex Exploration and Production on March 21, 2023. Pemex Exploration and Production filed a response to this motion on March 30, 2023. On February 22, 2023 the Regional Peninsular Court requested the Superior Court to attract this claim. On March 21, 2023, Pemex Exploration and Production was notified a claim motion filed by the plaintiff against the resolution by which the claim was not extended. Pemex Exploration and Production filed a response to this claim motion on March 30, 2023, which was accepted by the Court on April 11, 2023. On June 28, 2023, the Court resolved the claim motion filed by the plaintiff, revoking the resolution admitting the extended claim. Through a resolution dated September 1, 2023, the Superior Court granted the request of attracting the claim made by the Regional Peninsular Court on February 22, 2023. As of the date of these condensed consolidated interim financial statements, a final resolution is still pending.

•Constructora Norberto Odebrecht, S.A. filed an administrative claim against Pemex Industrial Transformation (file No. 4742/19-17-01-7) seeking U.S.$113,582 and Ps. 14,607 in connection with a termination resolution (no. 1,757) dated January 14, 2019, and issued by Pemex Industrial Transformation, which awarded U.S.$51,454 in favor of Pemex Industrial Transformation. The claim was admitted. On November 11, 2020, Pemex Industrial Transformation filed a response to this claim. The accounting expert filed his opinion. On June 2, 2022 an opinion by the accounting expert appointed by Pemex Industrial Transformation was filed. As of the date of these condensed consolidated interim financial statements, a final resolution is still pending.

•On November 24, 2021, Pemex Industrial Transformation filed a repeal request (no. RRL2021014568) seeking that the resolutions dated October 7, 2021, issued by the Hydrocarbons Verification Manager of the Tax Administration Service be declared null and void. These resolutions established charges for Special Taxes on Production and Services, Value Added Taxes, fines among other for an amount of Ps. 3,084,975. As of the date of these condensed consolidated interim financial statements, a final resolution is still pending.

•Micro Smart Systems de México, S. de R.L. de C.V. (MSSM) filed before the Sala Regional del Golfo Norte (Regional Court of the North Gulf) of the Tax and Administrative Federal Court (574/22-18-01-8) challenging a settlement statement dated February 17, 2022 related to a works contract number No. 424049831 issued by Pemex Exploration and Production and seeking U.S.$240,488. On April 5, 2022, the claim was admitted which was notified on May 17, 2022. On July 1, 2022, Pemex Exploration and Production filed a response to this claim, requesting Pemex Exploration and Production evidence, which was filed on August 8, 2022, and admitted by the Regional Court of the North Gulf on August 17, 2022. On September 2, 2022, this Regional Court confirmed the rejection of the evidence filed by the plaintiffs. On September 29, 2022, the Primera Sección de la Sala Superior (First Section of the Superior Court) denied a compliant motion filed by MSSM against the settlement statement dated February 17, 2022. On October 7, 2022 a resolution was issued regarding the complaint filed by the plaintiff confirming the resolution issued on August 28, 2018. On November 14, 2022, the First Section of the Superior Court agreed to an amparo proceeding (1833/2022) against acts issued by the Juzgado Octavo de Distrito en Materia Administrativa (Eighth Administrative District Court), in Mexico City and required such authority to render the justified report. On May 17, 2023, the Regional Court of the North Gulf summoned the parties to file its rejoinders, which were filed by Pemex Exploration and Production on June 14, 2023. On June 22, 2023, the Regional Court ordered the file to be sent to the First Section of the Superior Court. On September 19, 2023, the
Northern Gulf Regional Court sent the file to the First Section of the Superior Court for a final resolution. As of the date of these condensed consolidated interim financial statements, a final resolution is still pending.

•On September 9, 2022, Pemex Industrial Transformation filed a repeal request against a tax credit for the 2016 fiscal year related to the Special Tax on Production and Services and Value Added Tax for an amount of Ps. 5,852,222, seeking that this resolution is declared null and void. As of the date of these condensed consolidated interim financial statements, a final resolution is still pending.

•On September 22, 2023, Pemex Industrial Transformation filed a repeal request against a tax credit for the 2017 fiscal year related to the Special Tax on Production and Services and Value Added Tax, for an amount of Ps. 8,349,608, seeking that the resolution be declared null and void. As of the date of these consolidated interim financial statements, a final resolution is still pending.

•AVALONE MARINE, S.A.P.I. de C.V., formerly Representaciones y Distribuciones EVYA, S.A.P.I. de C.V., requested a declaration of insolvency (concurso mercantil) and the application of a restructuring plan in a double-payment proceeding filed by comptroller Juan Carlos Teyssier Lozano in the Juzgado Noveno de Distrito en Materia Civil (Ninth District Court in Civil Matters) in Mexico City (file No. 348/2016), who claimed, jointly and severally from Petróleos Mexicanos and PEP, respectively, the payment of Ps. 2,722,635 for the amount deposited according to public works contract No. 428233864 in the registered trust (fideicomiso) No. 744246. Substitute financial comptroller Mario Jacobo Gordillo claimed from Petróleos Mexicanos and PEP the payment and interests of Ps. 91,069 and U.S.$6,639 for the principal amount of the double payment, pursuant to Article 169 Section IV and Article 193 of the Mexican Ley de Concursos Mercantiles (Bankruptcy Law). On August 17, 2023, the financial comptroller filed an appeal to review the amparo (file no. 674/2023) issued by the Juzgado Décimo Cuarto de Distrito en Materia Civil del Primer Circuito (Fourteenth District Court in Civil Matters of the First Circuit), for which PEP filed a request for joinder. On June 13, 2023, the financial comptroller and several creditors filed appeals for review (file nos. 256/2023 and 317/2023, respectively) in the Segundo Tribunal Colegiado en Materia Civil del Primer Circuito (Second Collegiate Court in Civil Matters of the First Circuit) against the rulings of the amparos no. 395/2023 and no. 396/2023 of the Fourteenth District Court in Civil Matters of the First Circuit, which are pending resolution. As of the date of these financial statements, the final resolution of these proceedings is pending.
The results of these proceedings are uncertain until their final resolutions are issued by the appropriate authorities. PEMEX has recorded liabilities for loss contingencies when it is probable that a liability has been incurred and the amount thereof can be reasonably estimated. When a reasonable estimation could not be made, qualitative disclosure was provided in the notes to these consolidated financial statements. PEMEX does not disclose amounts accrued for each individual claim because such disclosure could adversely affect PEMEX’s legal strategy, as well as the outcome of the related litigation.